Fair value measurement - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	$ 89,546	$ 111,550
Interest-bearing deposits with banks	9,612	12,139
Debt securities, held-to-maturity, fair value	44,020	44,711
Other assets, fair value	2,151	1,261
Liabilities:
Noninterest-bearing deposits	58,267	58,274
Payables to customers and broker-dealers	20,073	18,395
Commercial paper	301	0
Estimated fair value
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	89,546	111,550
Interest-bearing deposits with banks	9,617	12,134
Federal funds sold and securities purchased under resale agreements	41,146	28,900
Debt securities, held-to-maturity, fair value	44,020	44,711
Loans	69,738	65,026
Other assets, fair value	6,449	7,071
Total assets	260,516	269,392
Liabilities:
Noninterest-bearing deposits	58,267	58,274
Interest-bearing deposits	226,799	221,463
Federal funds purchased and securities sold under repurchase agreements	14,064	14,507
Payables to customers and broker-dealers	20,073	18,395
Commercial paper	301
Borrowings	941	1,274
Long-term debt	30,351	30,596
Total liabilities	350,796	344,509
Estimated fair value | Level 1
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Debt securities, held-to-maturity, fair value	10,016	9,545
Loans	0	0
Other assets, fair value	4,178	4,922
Total assets	14,194	14,467
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Estimated fair value | Level 2
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	89,546	111,550
Interest-bearing deposits with banks	9,617	12,134
Federal funds sold and securities purchased under resale agreements	41,146	28,900
Debt securities, held-to-maturity, fair value	34,004	35,166
Loans	69,738	65,026
Other assets, fair value	2,271	2,149
Total assets	246,322	254,925
Liabilities:
Noninterest-bearing deposits	58,267	58,274
Interest-bearing deposits	226,799	221,463
Federal funds purchased and securities sold under repurchase agreements	14,064	14,507
Payables to customers and broker-dealers	20,073	18,395
Commercial paper	301
Borrowings	941	1,274
Long-term debt	30,351	30,596
Total liabilities	350,796	344,509
Estimated fair value | Level 3
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	0	0
Interest-bearing deposits with banks	0	0
Federal funds sold and securities purchased under resale agreements	0	0
Debt securities, held-to-maturity, fair value	0	0
Loans	0	0
Other assets, fair value	0	0
Total assets	0	0
Liabilities:
Noninterest-bearing deposits	0	0
Interest-bearing deposits	0	0
Federal funds purchased and securities sold under repurchase agreements	0	0
Payables to customers and broker-dealers	0	0
Commercial paper	0
Borrowings	0	0
Long-term debt	0	0
Total liabilities	0	0
Carrying amount
Assets:
Interest-bearing deposits with the Federal Reserve and other central banks	89,546	111,550
Interest-bearing deposits with banks	9,612	12,139
Federal funds sold and securities purchased under resale agreements	41,146	28,900
Debt securities, held-to-maturity, fair value	48,596	49,578
Loans	70,673	65,977
Other assets, fair value	6,449	7,071
Total assets	266,022	275,215
Liabilities:
Noninterest-bearing deposits	58,267	58,274
Interest-bearing deposits	231,257	225,395
Federal funds purchased and securities sold under repurchase agreements	14,064	14,507
Payables to customers and broker-dealers	20,073	18,395
Commercial paper	301
Borrowings	941	1,274
Long-term debt	30,854	31,257
Total liabilities	$ 355,757	$ 349,102